Details of Significant Accounts - Summary of Restricted Stocks to Employees (Details) (Parenthetical) (Details)	Dec. 31, 2019 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Subscription Price	$ 42.45
Restricted Stocks
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Subscription Price	$ 10